Employee share schemes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 GBP (£) item	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Employee share scheme
Share-based compensation expense		£ 88,000,000	£ 78,000,000	£ 59,000,000
Expected dividend yield		1.88%	1.59%
Performance Share Plan
Employee share scheme
Number of measures | item		2
Performance period		3 years
Percentage of awards vesting determined by cumulative free cash flow measure		50.00%
Percentage of awards vesting determined by net debt to adjusted EBITDA measure		50.00%
Performance Share Plan | Forecast
Employee share scheme
Percentage of awards vesting determined by cumulative free cash flow measure	50.00%
Percentage of awards vesting determined by adjusted diluted earnings per share	30.00%
Percentage of awards vesting determined by organic operating margin improvement	20.00%
Performance Share Plan | Maximum
Employee share scheme
Potential reduction in overall vesting from Environmental, Social and Governance qualifier		75.00%
Share Value Plan
Employee share scheme
Performance period		3 years
Expected dividend yield		1.54%	1.59%
Deferred Annual Bonus Plan
Employee share scheme
Percentage of annual bonus earned that can be deferred into a share award		50.00%
GSK share plans | Selling, general and administration expenses
Employee share scheme
Share-based compensation expense			£ 61,000,000	£ 59,000,000
Share Save Plan
Employee share scheme
Period of participation in plan		3 years
Discount on share price at grant		20.00%
Share Save Plan | Maximum
Employee share scheme
Monthly savings in plan per participant		£ 500
Share Reward Plans
Employee share scheme
Percentage of amount contributed by participants matched by company		100.00%
Period after which shares become available with tax advantage to participants		5 years
Share Reward Plans | Maximum
Employee share scheme
Monthly savings in plan per participant		£ 125